INCOME TAXES (Schedule of effective income tax rate reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
Income Tax Disclosure [Abstract]
Income before income taxes	$ 2,313,760	$ 2,921,682	$ 1,280,323
Other-net	7,427	5,074	1,919
Adjusted pre-tax income	$ 2,321,187	$ 2,926,756	$ 1,282,242
Statutory rate	34.00%	34.00%	34.00%
Income tax provision at statutory rate	$ 789,204	$ 995,097	$ 435,962
Federal tax assessment		41,175
State and City income taxes, net of federal income tax benefit			107,900
State and City deferred income taxes		(365,000)
Other-net	6,796	41,728	(2,862)
Income tax provision	$ 796,000	$ 713,000	$ 541,000